Share Capital - Additional Information (Detail)						1 Months Ended				3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 10, 2020 shares	May 06, 2020 USD ($) $ / shares shares	Jan. 03, 2020 USD ($) $ / shares shares	Dec. 23, 2019 USD ($) shares	Mar. 21, 2019 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Mar. 27, 2020 USD ($) $ / shares shares	Jan. 28, 2020 shares $ / shares	Aug. 29, 2019 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($) shares	Jun. 30, 2020 USD ($) shares $ / shares	Jun. 30, 2019 USD ($)	Dec. 31, 2019 shares $ / shares	Jun. 30, 2020 $ / shares shares	Feb. 13, 2020 shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 $ / shares
Disclosure of classes of share capital [line items]
Shares issued | shares						75,581,381				75,581,381			75,581,381		39,907,681	75,581,381		39,907,681
Offering price per share | $ / shares					$ 3.40
Cash commission										$ 83,744	$ 451,068		$ 195,869	$ 720,497
Amount allocated to common shares													$ 2,910,711	7,002,043
Warrant exercised | shares						3,750,000				3,750,000		1,018,506	3,750,000		1,018,506	3,750,000		1,018,506
Number of common shares available for issue under stock option plan | shares													10,082,256		5,986,152
Stock based compensation										$ 206,087	$ 740,051		$ 434,663	991,408
Contractual Life													4 years 1 month 9 days
Stock issuance costs													$ 487,788	$ 1,498,498
Canadian Dollar [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price of options outstanding | $ / shares																$ 5.46		$ 5.89		$ 18.20
Weighted average exercise price of options exercisable | $ / shares																$ 6.10
Options issued | shares													25,765		35,719
Contractual Life													3 years 9 months
US Dollar [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price of options outstanding | $ / shares						$ 3.19				$ 3.19			$ 3.19		$ 2.65				$ 1.55
Weighted average exercise price of options exercisable | $ / shares						$ 3.02				$ 3.02			$ 3.02
Options issued | shares															843,693
Contractual Life													5 years 1 month 20 days
Director [Member]
Disclosure of classes of share capital [line items]
Options issued | shares								25,765
Exercise prices/option | $ / shares								$ 0.657
Contractual Life								7 years
Warrants expiring between April 10, 2020 and March 27, 2025 [Member]
Disclosure of classes of share capital [line items]
Broker Warrants issued and outstanding | shares						3,265,496				3,265,496			3,265,496		1,219,276	3,265,496		1,219,276
After Amendment [Member]
Disclosure of classes of share capital [line items]
Percentage of common shares reserved for issuance													15.00%
Aspire Agreement [Member]
Disclosure of classes of share capital [line items]
Gross proceeds from offerings													$ 3,000,000
Cash commission													$ 417,113
Over Allotment Option 1 [Member]
Disclosure of classes of share capital [line items]
Warrant exercised | shares												1,018,506
Proceeds from warrant exercised												$ 3,259,219
Amount reclassed from warrant liability to common stock												$ 3,742,824
H.C.Wainwright and Co. LLC [Member]
Disclosure of classes of share capital [line items]
Sale of offering units | shares	6,500,000	5,514,504					7,000,000						11,500,000
Offering price per share | $ / shares		$ 0.36268					$ 0.17						$ 1.00
Gross proceeds from offerings		$ 2,000,000					$ 1,190,000						$ 18,000,000
Cash commission							$ 862,294
Net proceeds from offering		$ 1,575,000											$ 16,500,000
Number of Common Stock Equivalents converted during period | shares						8,000,000
Total proceeds from conversion of Common Stock Equivalents						$ 800
Exercise price per share | $ / shares		$ 0.3002					$ 0.19
Fair value of warrants							$ 475,300
Amount allocated to common shares							$ 714,700
Warrants to purchase of common stock | shares		2,757,252					3,500,000						9,000,000
Contractual Life		5 years 6 months											4 years
Conversion price of warrant | $ / shares													$ 1.00
Conversion price of common share | $ / shares													$ 0.0001
H.C.Wainwright and Co. LLC [Member] | Over Allotment Option 1 [Member]
Disclosure of classes of share capital [line items]
Cash commission		$ 140,000					$ 83,300						$ 1,260,000
Warrants expiration period		Nov. 06, 2025					Mar. 27, 2025						Jun. 10, 2024
Broker warrants to purchase common stock | shares		386,015					490,000						1,260,000
Common stock price per share | $ / shares		$ 0.45335					$ 0.2125						$ 1.25
Aspire Capital Fund LLC [Member] | Aspire Agreement [Member]
Disclosure of classes of share capital [line items]
Shares issued | shares				973,000		7,784,444			1,777,325	7,784,444			7,784,444			7,784,444	4,408,048
Offering price per share | $ / shares									$ 1.6879
Gross proceeds from offerings									$ 3,000,000
Capital Issued Commitments				$ 35,000,000					$ 35,000,000
Percentage Of Shares Outstanding									5.30%
Common stock shares issued value				423,440									$ 5,304,531
Stock issuance costs				$ 35,122
Aspire Capital Fund LLC [Member] | Aspire Agreement [Member] | Additional Commitment [Member]
Disclosure of classes of share capital [line items]
Shares issued | shares									639,837
Percentage Of Shares Outstanding									1.90%
Cambridge Design Partnership Ltd [Member]
Disclosure of classes of share capital [line items]
Shares issued | shares			501,148
Offering price per share | $ / shares			$ 0.50
Common stock shares issued value			$ 250,574
Northland Securities Inc [Member] | Aspire Agreement [Member]
Disclosure of classes of share capital [line items]
Cash commission									$ 160,000
Bloom Burton Securities Inc [Member]
Disclosure of classes of share capital [line items]
Sale of offering units | shares					8,455,882
Offering price per share | $ / shares					$ 3.40
Gross proceeds from offerings					$ 28,750,000
Cash commission					2,012,500
Net proceeds from offering					$ 25,426,744
Exercise price per share | $ / shares					$ 4.00
Fair value of warrants					$ 15,897,059
Amount allocated to common shares					$ 12,852,941
Warrants expiration period					Mar. 21, 2024
Bloom Burton Securities Inc [Member] | Over Allotment Option 1 [Member]
Disclosure of classes of share capital [line items]
Fair value of warrants					$ 864,190
Warrants expiration period					Mar. 21, 2021
Broker warrants to purchase common stock | shares					591,911
Common stock price per share | $ / shares					$ 3.40